PROMISSORY NOTES (Schedule of convertible promissory notes) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Short-Term Debt [Line Items]
Interest expense	$ 456,691	$ 1,077,068
Accretion expense	0	230,462
Convertible promissory notes [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	1,281,442	2,202,646
Payment	(41,600)	(1,210,000)
Interest expense	1,600	58,334
Accretion expense		230,462
Loss on foreign exchange translation	(85,183)
Balance, end of period	1,156,259	1,281,442
Convertible promissory notes [Member] | June 13, 2018 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	1,281,442	1,072,590
Payment	(41,600)	0
Interest expense	1,600	17,649
Accretion expense		191,203
Loss on foreign exchange translation	(85,183)
Balance, end of period	1,156,259	1,281,442
Convertible promissory notes [Member] | May 24, 2019 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	1,130,056
Payment	0	(1,210,000)
Interest expense	0	40,685
Accretion expense		39,259
Loss on foreign exchange translation	0
Balance, end of period	$ 0	$ 0